FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2016
Risks and Uncertainties [Abstract]
Schedule of Fair Values of Derivative Instruments

Fair values of derivative instruments:

	Liability derivatives
As of December 31, 2015	Thousands of US dollars
	Balance sheet location	Fair value
Derivatives designated as hedging instruments:
Foreign exchange contracts	Other current Assets	1,063

Amounts reclassified to statement of income:

Derivatives designated as hedging instruments	Location of loss recognized in income	Amount of gain recognized in income
Year ended December 31, 2016		Thousands of US dollars

Foreign exchange contracts	Cost of revenues	975

Derivatives designated as hedging instruments	Location of loss recognized in income	Amount of gain recognized in income
Year ended December 31, 2015		Thousands of US dollars

Foreign exchange contracts	Cost of revenues	1,616

Schedule of Financial Assets Measured at Fair Value on a Recurring Basis
The Company's financial assets measured at fair value on a recurring basis, consisted of the following types of instruments as of December 31, 2016 and 2015:

	December 31, 2016
(in thousands)	Level 1	Level 2	Level 3

Trading securities	398	-	-

	December 31, 2015
(in thousands)	Level 1	Level 2	Level 3

Trading securities	2,035
Derivatives designated as hedging instruments	-	1,063	-